Employee Benefit Plans - Schedule of Fair Value of the Plan Assets Were Allocated Between the Various Types of Investments (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity securities
Emerging markets	3.00%	2.80%
Canada [Member] | Equity Securities [Member] | Canadian Pension Plans [Member]
Equity securities
Fair value plan assets	13.90%	13.30%
Canada [Member] | Equity Securities [Member] | US Pension Plans [Member]
Equity securities
Fair value plan assets	1.00%	1.00%
Canada [Member] | Fixed income instruments [Member] | Canadian Pension Plans [Member]
Equity securities
Fair value plan assets	24.70%	68.00%
Canada [Member] | Fixed income instruments [Member] | US Pension Plans [Member]
Equity securities
Fair value plan assets	0.30%	0.10%
Canada [Member] | Cash and Cash Equivalents [Member] | Canadian Pension Plans [Member]
Equity securities
Fair value plan assets	42.10%	0.50%
Canada [Member] | Other Investments [Member] | US Pension Plans [Member]
Equity securities
Fair value plan assets	0.30%	0.30%
United States [Member] | Equity Securities [Member] | Canadian Pension Plans [Member]
Equity securities
Fair value plan assets	8.10%	7.90%
United States [Member] | Equity Securities [Member] | US Pension Plans [Member]
Equity securities
Fair value plan assets	25.90%	31.20%
United States [Member] | Cash and Cash Equivalents [Member] | US Pension Plans [Member]
Equity securities
Fair value plan assets	38.00%	28.70%
United States [Member] | Other Investments [Member] | US Pension Plans [Member]
Equity securities
Fair value plan assets	10.80%	13.40%
International (other than United States) [Member] | Equity Securities [Member] | US Pension Plans [Member]
Equity securities
Fair value plan assets	8.20%	7.50%
International [Member] | Equity Securities [Member] | US Pension Plans [Member]
Equity securities
Fair value plan assets	13.80%	17.20%
International [Member] | Fixed income instruments [Member] | US Pension Plans [Member]
Equity securities
Fair value plan assets	6.10%	3.20%
International [Member] | Other Investments [Member] | US Pension Plans [Member]
Equity securities
Fair value plan assets	3.80%	4.90%